Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Going Concern [Abstract]
Net working capital	$ 4,310,939		$ 4,310,939		$ 4,251,867		$ 3,622,091
Accumulated deficit	(18,034,757)		(18,034,757)		(13,269,627)		(7,023,890)
Net loss	$ (2,594,320)	$ (1,501,257)	(4,765,130)	$ (4,310,998)	(6,245,737)		(4,301,517)
Cash flows for operating activities			$ (4,183,881)	$ (3,486,435)	$ (5,486,980)	[1]	$ (4,556,811)	[1]

[1]	Refer to Note 4 for disclosure of cash flows used in operating and investing activities of discontinued operations.